Reconciliations of Reportable Segment Assets and Other Significant Items (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets for reportable segments	$ 3,274	$ 4,216
Cash held in corporate headquarters	33,856	37,040
Marketable securities - noncurrent	5,441	5,777
Elimination of receivables from corporate headquarters	(605)	(601)
Other unallocated amounts	392	65
TOTAL ASSETS	42,358	46,497
Revenues from external customers	2,969	4,292	$ 5,585
Interest income	1,963	1,811	718
Depreciation and amortization	(58)	(55)	(33)
Segment Totals
Segment Reporting, Asset Reconciling Item [Line Items]
Revenues from external customers	2,969	4,292	5,585
Interest income	7	8	2
Interest expense	(37)	(38)	(63)
Depreciation and amortization	(58)	(55)	(33)
Adjustments
Segment Reporting, Asset Reconciling Item [Line Items]
Interest income	1,956	1,803	716
Interest expense	$ 37	$ 38	$ 63